Customers' refundable fees (Tables)	12 Months Ended
Dec. 31, 2021
Customers' refundable fees
Schedule of Customers' refundable fees

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	41,697	44,916	36,074
Cash received from customers	409,781	55,403	43,527
Cash refunded to customers	(85,227)	(26,329)	(35,374)
Revenue recognized	(321,335)	(37,916)	(13,230)
Balance at the end of the year	44,916	36,074	30,997